Share Capital and Dividends	12 Months Ended
Mar. 31, 2020
Disclosure of classes of share capital [abstract]
Share Capital and Dividends	SHARE CAPITAL AND DIVIDENDS
AUTHORIZED
As at March 31, 2020 and 2019, the Company had an unlimited number of shares without par value as follows:
•Subordinate Voting Shares, carrying one vote per share, ranking pari passu with the Multiple Voting Shares as to the right to receive dividends and the remainder of the Company’s property in the event of a voluntary or involuntary winding-up or dissolution, or any other distribution of assets among shareholders for the purposes of winding up the Company’s affairs;
•Multiple Voting Shares, carrying ten votes per share, ranking pari passu with the Subordinate Voting Shares as to the right to receive dividends and the remainder of the Company’s property in the event of a voluntary or involuntary winding-up or dissolution, or any other distribution of assets among shareholders for the purpose of winding-up the Company’s affairs, each share being convertible at the holder’s entire discretion into Subordinate Voting Shares on a share for share basis, and being automatically converted upon their transfer to a person who is not a permitted holder or upon the death of a permitted holder, unless otherwise acquired by any of the remaining permitted holders in accordance with the terms of the voting agreement entered into between permitted holders; and
•Preferred Shares, issuable in series, each series ranking pari passu with other series but prior to any class ranking junior thereto, as well as prior to Subordinate Voting Shares and Multiple Voting Shares as to the right to receive dividends, and the remainder of the Company’s property in the event of a voluntary or involuntary winding-up or dissolution, or any other distribution of assets among shareholders for the purposes of winding up the Company’s affairs. If and when issued, preferred shares will have such voting rights and conversion rights as may be determined by the Company’s Board at the time of issuance thereof.
12. SHARE CAPITAL AND DIVIDENDS (CONT’D)
On October 31, 2018 the Company amended its articles in order to change its authorized capital from an unlimited number of common shares, without par value, to an unlimited number of Subordinate Voting Shares, an unlimited number of Multiple Voting Shares and an unlimited number of preferred shares, all without par value. The sole common share previously issued for cash consideration of $1.00 was cancelled.
Prior to October 31, 2018, Old Alithya had an unlimited number of shares without par value as follows:
•Classes A, A CRCD and A IQ shares, voting and participating, ranking pari passu;
•Classes A CRCD and A IQ, convertible into Class A shares;
•Class AA shares, super voting (10 votes per share) and participating;
•Class B shares, non-voting and non-participating, non-cumulative, discretionary, variable dividend, retractable at the paid-up capital amount;
•Class C shares, non-voting and non-participating, non-cumulative dividend from 0% to 15%, retractable at the paid-up capital amount;
•Class D shares, non-voting and non-participating, non-cumulative dividend from 0% to 15%, retractable at the paid-up capital amount;
•Class E shares, non-voting and non-participating, dividend payable upon death of the holder from the life insurance capital dividend account;
•Class F shares, super voting (100 votes per share) and non-participating, non-cumulative dividend from 0% to 15%, retractable or upon death of the holder at the paid-up capital amount;
•Class G shares, super voting (10 votes per share) and participating;
•Class H shares, non-voting and non-participating, preferred cumulative dividend at an annual rate of 10%, redeemable or mandatorily retractable five years after issuance;
•Class I shares, non-voting and non-participating, preferred cumulative quarterly dividend at a rate equal to the Bank of Canada prime rate effective on January 1 of each year, redeemable quarterly over a five years period as of the date of issue, at an annual rate of 20%, at the issue price, convertible into Class A shares;
•Class J shares, voting and participating, preferred cumulative dividend at an annual rate of 10%, convertible into Class A shares at the holder's option;
•Class K shares, voting and participating, preferred cumulative dividend at an annual rate of 4% of the paid up capital amount at the issue date, convertible into Class A shares at the holder's option; and
•Class L shares, voting and participating, preferred cumulative dividend at an annual rate of 4% of the paid up capital amount at the issue date, convertible into Class A shares at the holder's option.
12. SHARE CAPITAL AND DIVIDENDS (CONT’D)
ISSUED
During the year ended March 31, 2020, the following transactions occurred:
•As part of the Matricis Acquisition, 473,646 Subordinate Voting Shares, with a total value of $1,800,000, were issued as partial settlement of the acquisition ;
•As part of the Travercent Acquisition,1,274,510 Subordinate Voting Shares, with a total value of $3,870,000, were issued as partial settlement of the acquisition;
•As part of the Askida Acquisition, 600,384 Subordinate Voting Shares, with a total value of $2,172,500, were issued as partial settlement of the acquisition;
•53,987 stock options were exercised and 53,987 Subordinate Voting Shares were issued with an approximate value of $201,000, for cash consideration of $165,000, with $36,000 reclassified from contributed surplus; and
•5,514 DSU were settled and 5,514 Subordinate Voting Shares were issued with an approximate value of $23,000, reclassified from contributed surplus.
As at March 31, 2020, the issued share capital of the Company is as follows:

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
As at March 31, 2019	48,496,492	183,346	7,168,984	3,515
Share-based compensation on shares vested during the period, issued on business acquisitions	—	407	—	—
Business acquisition of Matricis	473,646	1,800	—	—
Business acquisition of Alithya Travercent	1,274,510	3,870	—	—
Business acquisition of Askida	600,384	2,173	—	—
Exercise of stock options	53,987	201	—	—
Settlement of DSU	5,514	23	—	—
As at March 31, 2020	50,904,533	191,820	7,168,984	3,515

In addition, during the year ended March 31, 2020, the following share-based compensation was recognized:
•In relation to the Subordinate Voting Shares, to be issued as part of the Matricis Acquisition (note 3), an amount of $550,000;
•In relation to the Subordinate Voting Shares, to be issued as part of the Travercent Acquisition (note 3), an amount of $272,000;
•In relation to the Subordinate Voting Shares, to be issued as part of the Askida Acquisition (note 3), an amount of $639,000;
•As part of a previous year’s business acquisition, ADT, Class A shares previously issued to employees as share-based compensation on the acquisition date vested during the period. The value of the vested shares for the year ended March 31, 2020 was $326,000; and
•As part of a previous year’s business acquisition, Pro2p Services Conseils Inc. (“Pro2p”), Class A shares previously issued to employees as share-based compensation on the acquisition date vested during the period. The value of the vested shares for the year ended March 31, 2020 was $81,000.
12. SHARE CAPITAL AND DIVIDENDS (CONT’D)
During the year ended March 31, 2019, the following transactions occurred:
Due to restrictions imposed on Old Alithya in connection with the Edgewater Transaction, it was determined that Old Alithya could not fairly issue or repurchase securities of its share capital nor determine the fair market value thereof. The private placement (note 3), having been completed with third party investors could be a reasonable reference for the fair market value of the shares, at a price of $4.50 per share. On October 31, 2018, immediately prior to the Edgewater Transaction (note 3), Old Alithya completed the following transactions settling outstanding obligations, at a price of $4.50 per share, being the price of the private placement:
•Accumulated dividends on the Class K and L shares were declared and paid through the issuance of 103,704 and 44,444 Class A shares, respectively having a stated value of $466,667 and $200,000, in the aggregate, respectively;
•The issuance of 68,615 Class AA shares and 307,230 Class A shares in respect of the settlement of obligations, amounting to $308,769 and $1,384,421, respectively, owed as employee compensation, professional services rendered and employee share purchase plan; and
•The repurchase, from past employees, of 95,970 Class A shares, having a stated value of $251,615 in aggregate, for cash consideration of $431,752, with the difference resulting in a premium on share redemption of $180,137 recorded to deficit.
In addition, Old Alithya completed the following transactions:
•Accumulated dividends, on October 31, 2018, on the Class J shares were declared and paid, in cash, for the aggregate amount of $1,864,383; and
•Under the private placement (note 3), 11,736,055 Class A shares of Old Alithya were issued for cash consideration of $52,812,248. The Company incurred share issue costs in the amount of $2,764,885, net of deferred income taxes of $714,000.
The transaction activity related to the Class A and AA shares of Old Alithya for the period from April 1, 2018 to October 31, 2018 is summarized as follows:

As at	October 31, 2018
	Class A		Class AA
	Number of shares	$	Number of shares	$
Beginning balance (Old Alithya balance)	12,009,378	30,948	7,100,369	3,206
Issued in relation to dividends and employee compensation	455,378	2,051	68,615	309
Issued for private placement (note 3)	11,736,055	50,761	—	—
Redeemed	(95,970)	(252)	—	—
Share-based compensation on shares vested during the period, issued on business acquisitions	—	807	—	—
Ending balance	24,104,841	84,315	7,168,984	3,515

On November 1, 2018, all the issued and outstanding shares of Old Alithya were cancelled and automatically exchanged on a one for one basis into Subordinate Voting Shares and Multiple Voting Shares of the Company, summarized as follows:
12. SHARE CAPITAL AND DIVIDENDS (CONT’D)

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Class A	24,104,841	84,315	—	—
Class A CRCD	1,773,212	5,250	—	—
Class A IQ	1,637,204	4,847	—	—
Class AA	—	—	7,168,984	3,515
Class J	1,742,342	5,000	—	—
Class K	1,182,164	3,500	—	—
Class L	506,642	1,500	—	—
Ending balance before business acquisition	30,946,405	104,412	7,168,984	3,515
Subordinate Voting Shares issued on business acquisition (note 3)	17,458,348	78,364	—	—
Ending balance	48,404,753	182,776	7,168,984	3,515

The transaction activity related to the Subordinate Voting Shares and Multiple Voting Shares of the Company for the period November 2, 2018 to March 31, 2019 is summarized as follows:

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Beginning balance (New Alithya balance after conversion)	48,404,753	182,776	7,168,984	3,515
Share-based compensation on shares vested during the period, issued on business acquisitions	—	268	—	—
Exercise of stock options	91,739	302	—	—
Ending balance	48,496,492	183,346	7,168,984	3,515

In addition, during the year ended March 31, 2019, the following share-based compensation was recognized:
•As part of a previous year’s business acquisition of ADT, Class A shares previously issued to employees as share-based compensation on the acquisition date vested during the period. The value of the vested shares for the year ended March 31, 2019 was $815,000; and
•As part of a previous year’s business acquisition of Pro2p, Class A shares previously issued to employees as share-based compensation on the acquisition date vested during the period. The value of the vested shares for the year ended March 31, 2019 was $260,000.
Dividends
The Company did not declare dividends during the year ended March 31, 2020.
Old Alithya declared the following dividends during the period April 1, 2018 to October 31, 2018:
12. SHARE CAPITAL AND DIVIDENDS (CONT’D)

Year ended	March 31,
	2019	2018
Class J	1,864	—
Class K	467	—
Class L	200	—
Total	2,531	—

As at March 31, 2018, dividends in arrears totaled $1,571,233 in connection with the Class J shares, $385,000 in connection with the Class K shares and $165,000 in connection with the Class L shares.
Share purchase plan
Under the Company’s share purchase plan, the Group contributes an amount equal to a percentage of the employee’s basic contribution, depending on the position held by the employee. The employee may make additional contributions, for total employee contributions, including basic contributions, of up to 10% of the annual gross salary. However, the Group does not match contributions in the case of such additional contributions. The employee and the Group’s contributions are remitted to an independent administrative agent who purchases Subordinate Voting Shares on the open market on behalf of the employee through either the TSX or NASDAQ. The Group's contribution expense is recognized as share-based compensation.
Long-Term Incentive Plan (the “Plan”)
The Company operates a plan which provides for awards of stock options, restricted shares, restricted share units, performance share units, DSU, and share appreciation rights to eligible employees and directors of the Company and its subsidiaries, all of which once exercised or settled result in the issuance of Subordinate Voting Shares.
Stock options
Under the Company’s Plan, the Board may grant, at its discretion, stock options to purchase Subordinate Voting Shares to eligible employees and directors of the Company and its subsidiaries. The Board establishes the exercise price at the time the stock options are granted, where the exercise price must in all cases be not less than the greater of the closing price of such shares on the TSX and NASDAQ on the business day immediately prior to the grant date. Stock options vest, as set out in the applicable award agreement between the participant and the Company, which may include performance-based vesting conditions. Vesting is generally four years from the date of grant and the stock options are to be exercised not later than the tenth anniversary of the grant date, except in the event of death, disability, retirement or termination of employment. The Plan provides that the aggregate number of Subordinate Voting Shares issuable pursuant to any type of awards under the Plan shall not exceed 10% of the aggregate number of Subordinate Voting Shares and Multiple Voting Shares issued and outstanding from time to time.
The following table presents information concerning stock option activity for the respective years:
12. SHARE CAPITAL AND DIVIDENDS (CONT’D)

As at	March 31, 2020		March 31, 2019		March 31, 2018
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		$		$		$
Beginning balance	2,623,542	3.80	1,296,660	2.66	1,040,160	2.36
Granted	970,500	3.63	680,000	4.48	314,000	3.80
Deemed issuance of replacement options on business acquisition (note 3)	—	—	910,461	5.17	—	—
Forfeited	(137,151)	4.88	(170,946)	5.82	(55,000)	3.12
Expired	(230,615)	3.66	(894)	2.66	—	—
Exercised	(53,987)	3.10	(91,739)	2.66	(2,500)	2.21
Ending balance	3,172,289	3.72	2,623,542	3.80	1,296,660	2.66
Exercisable at year end	1,513,789	3.43	1,478,542	3.60	788,160	2.15

Included in the 1,513,789 and 1,478,542 of stock options exercisable as at March 31, 2020 and 2019, respectively, 863,160 stock options are available to purchase Multiple Voting Shares.
During the year ended March 31, 2020, the Company issued the following stock options:
•On June 21, 2019, Alithya issued 435,000 and 190,500 stock options, to purchase a total of 625,500 Subordinate Voting Shares, subject to terms set out in the grant letters at an exercise price of $3.64 and US$2.76, respectively;
•On August 16, 2019, Alithya issued 85,000 and 95,000 stock options, to purchase a total of 180,000 Subordinate Voting Shares, subject to terms set out in the grant letters at a weighted average exercise price of $3.65 and US$2.78, respectively; and
•On December 18, 2019, Alithya issued 165,000 stock options, to purchase a total of 165,000 Subordinate Voting Shares subject to terms set out in the grant letters at an exercise price of US$2.64.
The weighted average share price per share of the stock options exercised was $3.85.
During the year ended March 31, 2019, the Company issued the following stock options:
•On November 1, 2018, concurrent with the closing of the Edgewater Transaction, and during the period, November 2, 2018 to March 31, 2019, Alithya issued 660,000 and 20,000 stock options, respectively, to purchase 660,000 and 20,000 Subordinate Voting Shares, respectively, subject to terms set out in the grant letters at an exercise price of $4.50 and $3.90, respectively.
The weighted average share price per share of the stock options exercised at the date of exercise was $3.75 (2018 – $3.80).
The following tables summarize the number of stock options outstanding by currency, exercise price and the weighted average remaining exercise period, expressed in number of years:
12. SHARE CAPITAL AND DIVIDENDS (CONT’D)

As at	March 31, 2020		March 31, 2019		March 31, 2018
Exercise price (CAD)	Number of options	Weighted average remaining exercise period – in years	Number of options	Weighted average remaining exercise period – in years	Number of options	Weighted average remaining exercise period – in years
$
1.90	363,160	2.45	363,160	3.45	363,160	4.50
1.92	100,000	2.00	100,000	3.00	100,000	4.50
2.21	115,000	4.02	115,000	5.03	115,000	6.00
2.46	100,000	3.00	100,000	4.00	100,000	5.00
2.87	120,000	5.09	120,000	6.09	120,000	7.00
2.96	186,000	6.01	188,500	7.01	192,000	8.00
3.29	2,000	6.67	4,000	7.67	4,000	8.70
3.64	418,000	9.23	—	—	—	—
3.65	85,000	2.38	—	—	—	—
3.80	249,500	7.14	262,500	8.16	302,500	9.16
3.90	20,000	8.88	20,000	9.89	—	—
4.50	463,000	8.59	503,500	9.59	—	—
	2,221,660	6.12	1,776,660	6.63	1,296,660	6.52

As at	March 31, 2020		March 31, 2019
Exercise price range (USD)	Number of options	Weighted average remaining exercise period – in years	Number of options	Weighted average remaining exercise period – in years
$
2.26 to 3.85	599,960	7.98	415,766	4.04
3.86 to 4.45	23,240	1.74	44,096	2.81
4.59 to 4.85	154,141	1.10	198,834	2.12
4.90 to 5.45	173,288	2.42	188,186	3.39
	950,629	5.70	846,882	3.38

12. SHARE CAPITAL AND DIVIDENDS (CONT’D)
DSU
Under the Plan, the Board, subject to the provisions of the Plan and such other terms and conditions, may grant DSU to obtain Subordinate Voting Shares to qualified employees and directors of the Company and its subsidiaries. The DSU shall be settled on the date as set out in the applicable award agreement, between the participant and the Company, however not earlier than the participant’s termination date. If the agreement does not establish a settlement date then it shall be the 90th day following the participant’s termination date for eligible Canadian participants and not earlier than the date that is six months after the termination date for eligible US participants.
During the year ended March 31, 2020, the Company issued the following fully vested DSU:
•On September 30, 2019, December 31, 2019 and March 31, 2020, 20,937, 22,299 and 53,370 fully vested DSU, respectively, in aggregate, were granted to non-employee directors of the Company at a fair value of $3.97, $3.66 and $2.63, respectively, per DSU, for an aggregate fair value of $83,120, $81,614 and $140,363, respectively. The amounts have been recorded in share-based compensation expense.
During the year ended March 31, 2019, the Company issued the following fully vested DSU:
•On November 1, 2018, concurrent with the closing of the Edgewater Transaction, 25,928 fully vested DSU in aggregate, were granted to non-employee directors of the Company at a fair value of $4.50 per DSU for an aggregate fair value of $116,676. The amount has been recorded in share-based compensation expense; and
•On March 26, 2019, 23,865 fully vested DSU in aggregate, were granted to non-employee directors of the Company at a fair value of $3.85 per DSU for an aggregate fair value of $91,880. The amount has been recorded in share-based compensation expense.
Share-Based Compensation
The number of Alithya stock options granted to employees during the year, the related compensation expense recorded, and the assumptions used to determine share-based compensation expense, using the Black-Scholes stock option pricing model, were as follows:

Year ended	March 31,
	2020	2019	2018
Compensation expense related to the options granted	318	141	289
Number of stock options granted	970,500	680,000	314,000
Weighted average fair value of options granted	$1.13	$1.54	$1.50
Aggregate fair value of options granted	1,096	1,045	470
Weighted average assumptions
Share price	$3.63	$4.48	$3.80
Exercise price	$3.63	$4.48	$3.80
Risk-free interest rate	1.79%	2.42%	1.07%
Expected volatility*	30%	30%	35%
Dividend yield	—	—	—
Expected option life (years)	5.7	6.1	7.5
Vesting conditions – time (years)	2.7	3.3	3.0

* Determined on the basis of observed volatility in publicly traded companies operating in similar industries.
12. SHARE CAPITAL AND DIVIDENDS (CONT’D)
Total share-based compensation expense for the years ended March 31, 2020, 2019 and 2018 are summarized as follows:

Year ended	March 31,
	2020	2019	2018
	$	$	$
Stock option plan	745	372	289
Share purchase plan – employer contribution	633	593	439
Share-based compensation on shares vested during the period, issued on business acquisitions	1,868	1,075	2,701
Deferred share units	305	209	—
Accrued management bonuses and other compensation	—	—	734
	3,551	2,249	4,163